Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2011
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	September 30, 2011 (unaudited)		December 31, 2010		September 30, 2011 (unaudited)		December 31, 2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. floating & fixed swap	428	7	—	300	—	511	—	—
EURO floating rate vs. US$ floating rate swap	—	—	1	—	—	—	—	—
US$ floating rate vs. fixed US$ rate swap	—	—	—	—	1	—	4	—
EuroBond Swap	—	—	—	—	4	10	—	8
Pre Dollar Swap	13	—	—	1	—	26	—	—
AUD floating rate vs. fixed US$ rate swap	—	—	2	—	—	—	—	—
Swap US$ fixed rate vs. CDI	142	—	—	—	—	—	—	—
	583	7	3	301	5	547	4	8
Commodities price risk
Nickel
Fixed price program	10	—	13	—	1	—	12	—
Strategic program	—	—	—	—	—	—	15	—
Bunker Oil Hedge	14	—	16	—	—	—	—	—
Coal	—	—	—	—	—	—	2	—
Maritime Freight Hiring Protection Program	—	—	—	—	—	—	2	—
	24	—	29	—	1	—	31	—
Derivatives designated as hedge
Foreign exchange cash flow hedge	1	—	20	—	—	—	—	—
Strategic Nickel	227	49	—	—	—	—	—	53
	228	49	20	—	—	—	—	53
Total	835	56	52	301	6	547	35	61

Effects of derivatives

	Amount of gain or (loss) recognized as financial income (expense)					Financial settlement: (Inflows)/ Outflows					Amount of gain or (loss) recognized in OCI
	Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010

Derivatives not designated as hedge

Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(685)	389	433	(121)	192	(63)	(112)	(33)	(223)	(137)	—	—	—	—	—
EURO floating rate vs. USD floating rate swap	—	—	—	—	(1)	—	—	—	—	—	—	—	—	—	—
USD floating rate vs. USD fixed rate swap	—	—	(1)	—	(2)	1	1	1	3	5	—	—	—	—	—
Swap Convertibles	—	—	—	—	37	—	—	—	—	(37)	—	—	—	—	—
Swap NDF	(1)	—	3	(1)	4	—	—	(2)	—	(2)	—	—	—	—	—
EuroBond Swap	(59)	11	72	(6)	(6)	1	—	(1)	1	(1)	—	—	—	—	—
Pre Dollar Swap	(21)	6	—	(13)	—	—	—	—	—	—	—	—	—	—	—
Swap USD fixed rate vs. CDI	164	(47)	—	117	—	31	—	—	31	—	—	—	—	—	—
South African Rande Forward	(10)	2	—	(8)	—	8	—	—	8	—	—	—	—	—	—
AUD floating rate vs. fixed USD rate swap	—	—	1	—	2	—	—	(1)	(2)	(8)	—	—	—	—	—
	(612)	361	508	(32)	226	(22)	(111)	(36)	(182)	(180)	—	—	—	—	—
Commodities price risk
Nickel
Fixed price program	8	12	(5)	33	4	(5)	(19)	(8)	(25)	(7)	—	—	—	—	—
Strategic program	—	—	(34)	15	(85)	—	—	16	—	66	—	—	—	—	—
Copper
Purchased scrap protection program	1	—	—	1	—	—	—	—	—	—	—	—	—	—	—
Aluminum	—	—	—	—	—	—	—	—	7	16	—	—	—	—	—
Maritime Freight Hiring Protection Program	—	—	9	—	(10)	—	—	6	2	(13)	—	—	—	—	—
Coal	—	—	1	—	(2)	—	—	1	2	1	—	—	—	—	—
Bunker Oil Hedge	1	2	4	35	(9)	(13)	(15)	(4)	(36)	(27)	—	—	—	—	—
	10	14	(25)	84	(102)	(18)	(34)	11	(50)	36	—	—	—	—	—
Embedded derivatives:
Energy - Aluminum options	—	—	(44)	(7)	(44)	—	—	—	—	—	—	—	—	—	—
	—	—	(44)	(7)	(44)	—	—	—	—	—	—	—	—	—	—
Derivatives designated as hedge

Aluminum	—	—	—	—	—	—	—	3	—	29	—	4	(11)	4	24
Strategic Nickel	15	(17)	—	(35)	(2)	(15)	17	—	35	—	198	137	(68)	326	(27)
Foreign exchange cash flow hedge	19	—	61	19	80	(19)	—	(75)	(32)	(106)	(49)	—	66	(35)	110
	34	(17)	61	(16)	78	(34)	17	(72)	3	(77)	149	141	(13)	295	107
Total	(568)	358	500	29	158	(74)	(128)	(97)	(229)	(221)	149	141	(13)	295	107

Final maturity dates

Interest rates/ Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012